Employee costs and share plans for employees	12 Months Ended
Dec. 31, 2022
Employee costs and share plans for employees
Employee costs and share plans for employees

29 Employee costs and share plans for employees

Employee costs

The monthly average number of people, to the nearest hundred, employed by the Group is set out in the table below. In accordance with the Companies Act 2006, this includes part-time employees.

	2022	2021	2020
Employees
UK	9,800	8,900	7,900
Rest of Europe	20,600	18,300	16,600
The Americas	20,900	18,800	17,300
Asia, Africa & Australasia	30,700	33,600	33,000
Continuing operations	82,000	79,600	74,800

Geographical distribution described in the table above is by location of legal entity employing staff. Certain staff will undertake some or all of their activity in a different location.

The number of people employed by the Group at the end of 2022 was 83,500 (2021: 83,100; 2020: 76,100).

The costs incurred during the year in respect of these employees were:

	2022	2021	2020
	$m	$m	$m
Wages and salaries	8,656	7,633	6,273
Social security costs	991	886	726
Pension costs	546	564	435
Other employment costs	1,338	1,192	813
Total	11,531	10,275	8,247

Severance costs of $227m are not included above (2021: $238m; 2020: $116m).

The charge for share-based payments in respect of share plans is $619m (2021: $615m; 2020: $277m). Payments made to the Employee Benefit Trust upon vesting of share awards are recognised within operating cash flows, reflecting the substance of the arrangement in place between the group and the Trust. The plans are equity settled.

The Directors believe that, together with the basic salary system, the Group’s employee incentive schemes provide competitive and market-related packages to motivate employees. They should also align the interests of employees with those of shareholders, as a whole, through long-term share ownership in the Company. The Group’s current US, UK and Swedish schemes are described below, other arrangements apply elsewhere.

Bonus and share plans

US

In the US, there are two all-employee short-term or annual performance bonus plans in operation to differentiate and reward strong individual performance. Annual bonuses are paid in cash. There is also one senior staff long-term incentive scheme, under which 190 participants may be eligible for awards granted as AstraZeneca ADRs. AstraZeneca ADRs necessary to satisfy the awards are purchased in the market or funded via a share trust. The AstraZeneca Performance Share Plan and the AstraZeneca Global Restricted Stock Plan operate in respect of relevant employees in the US.

UK

The AstraZeneca UK Performance Bonus Plan

Employees of participating AstraZeneca UK companies are invited to participate in this bonus plan, which rewards strong individual performance. Bonuses are paid in cash.

The AstraZeneca UK All-Employee Share Plan

The Company offers UK employees the opportunity to buy Partnership Shares (Ordinary Shares). Employees may invest up to £150 a month to purchase Partnership Shares in the Company at the current market value. In 2010, the Company introduced a Matching Share element, the first award of which was made in 2011. Currently one Matching Share is awarded for every four Partnership Shares purchased. Partnership Shares and Matching Shares are held in the HM Revenue & Customs (HMRC)-approved All-Employee Share Plan. At the Company’s AGM in 2002, shareholders approved the issue of new shares for the purposes of the All-Employee Share Plan.

Sweden

In Sweden, an all-employee performance bonus plan is in operation, which rewards strong individual performance. Bonuses are paid 50% into a fund investing in AstraZeneca equities and 50% in cash. The AstraZeneca Executive Annual Bonus Scheme, the AstraZeneca Performance Share Plan and the AstraZeneca Global Restricted Stock Plan all operate in respect of relevant AstraZeneca employees in Sweden.

Other bonus and share plans that operate across the Group are described below.

The AstraZeneca Executive Annual Bonus Scheme

This scheme is a performance bonus scheme for Directors and senior employees who do not participate in the AstraZeneca UK Performance Bonus Plan. Annual bonuses are paid in cash and reflect both corporate and individual performance measures. The Remuneration Committee has discretion to reduce or withhold bonuses if business performance falls sufficiently short of expectations in any year such as to make the payment of bonuses inappropriate.

The AstraZeneca Deferred Bonus Plan

This plan was introduced in 2006 and is used to defer a portion of the bonus earned under the AstraZeneca Executive Annual Bonus Scheme into Ordinary Shares in the Company for a period of three years. The plan currently operates only in respect of Executive Directors and members of the SET (with awards granted as AstraZeneca ADRs for members of SET employed within the US). Awards of shares under this plan are typically made in March each year, the first award having been made in February 2006.

The AstraZeneca Performance Share Plan

This plan was approved by shareholders in 2020 for a period of 10 years (subsequently amended by approval of shareholders in 2021) and replaces the 2014 AstraZeneca Performance Share Plan. Generally, awards can be granted at any time, but not during a closed period of the Company. The first grant of Performance Share Plan awards was made in May 2014 under the 2014 AstraZeneca Performance Share Plan.

Awards granted under the plan vest after three years, or in the case of Executive Directors and members of the SET, after an additional two-year holding period, and is subject to the achievement of performance conditions. For awards granted to all participants in 2022, vesting is subject to a combination of measures focused on science and innovation, revenue growth, financial performance and carbon reduction. The Remuneration Committee has responsibility for agreeing any awards under the plan and for setting the policy for the way in which the plan should be operated, including agreeing performance targets and which employees should be invited to participate.

The AstraZeneca Investment Plan

This plan was introduced in 2010 and approved by shareholders at the 2010 AGM. The final grant of awards under this plan took place in March 2016. Awards granted under the plan vest after eight years and are subject to performance conditions measured over a period of four years.

The AstraZeneca Global Restricted Stock Plan

This plan was introduced in 2010. This plan provides for the grant of restricted stock unit (RSU) awards to selected below SET-level employees and is used in conjunction with the AstraZeneca Performance Share Plan to provide a mix of RSUs and performance shares. Awards typically vest on the third anniversary of the date of grant and are contingent on continued employment with the Company. The Remuneration Committee has responsibility for agreeing any awards under the plan and for setting the policy for the way in which the plan should be operated.

The AstraZeneca Restricted Share Plan

This plan was introduced in 2008 and provides for the grant of restricted share awards to key employees, excluding Executive Directors. Awards are made on an ad hoc basis with variable vesting dates. The plan has been used four times in 2022 to make awards to 112 employees. The Remuneration Committee has responsibility for agreeing any awards under the plan and for setting the policy for the way in which the plan should be operated.

The AstraZeneca Extended Incentive Plan

This plan was introduced in 2018 and provides for the grant of awards to key employees, excluding Executive Directors. Awards are made on an ad hoc basis and 50% of the award will normally vest on the fifth anniversary of grant, with the balance vesting on the tenth anniversary of grant. The award can be subject to the achievement of performance conditions. The Remuneration Committee has responsibility for agreeing any awards under the plan and for setting the policy for the way in which the plan should be operated, including agreeing performance targets (if any) and which employees should be invited to participate.

Details of share options outstanding during the year for the main share plans are shown below.

	The AstraZeneca Performance Share Plan		The AstraZeneca Global Restricted Stock Plan			The AstraZeneca Restricted Share Plan		The AstraZeneca Extended Incentive Plan
	Ordinary Shares	ADR Shares	Ordinary Shares	ADR Shares	[1]	Ordinary Shares	ADR Shares	Ordinary Shares	ADR Shares
	ʼ000	ʼ000	ʼ000	ʼ000		ʼ000	ʼ000	ʼ000	ʼ000
Outstanding at 1 January 2020	2,859	5,206	1,328	9,770		176	649	282	65
Granted	932	1,767	689	3,671		80	295	18	–
Forfeited	(191)	(478)	(113)	(1,077)		(6)	(79)	–	–
Cancelled	(3)	–	–	(9)		–	–	–	–
Exercised	(552)	(1,704)	(278)	(3,180)		(89)	(359)	–	–
Outstanding at 31 December 2020	3,045	4,791	1,626	9,175		161	506	300	65
Granted	1,275	2,082	902	4,509		139	481	–	175
Forfeited	(220)	(494)	(158)	(1,254)		(18)	(42)	(18)	(45)
Cancelled	(9)	–	(1)	(8)		–	–	–	–
Exercised	(632)	(1,201)	(341)	(2,881)		(27)	(182)	–	–
Outstanding at 31 December 2021	3,459	5,178	2,028	9,541		255	763	282	195
Granted	1,059	2,339	1,237	6,478		75	216	–	–
Forfeited	(132)	(570)	(190)	(1,627)		(25)	(136)	(23)	–
Cancelled	–	–	–	(3)		–	–	–	–
Exercised	(756)	(1,223)	(606)	(2,706)		(72)	(165)	–	–
Outstanding at 31 December 2022	3,630	5,724	2,469	11,683		233	678	259	195

[1]	Shares issued to Alexion employees under the GRSP are covered under the Alexion employee share award below.

	The AstraZeneca Performance Share Plan			The AstraZeneca Global Restricted Stock Plan		The AstraZeneca Restricted Share Plan		The AstraZeneca Extended Incentive Plan
	WAFV	[1]	WAFV	WAFV	WAFV	WAFV	WAFV	WAFV	WAFV
	pence		$	pence	$	pence	$	pence	$
WAFV of 2020 grants	6664		43.24	7408	47.71	7931	52.92	8386	–
WAFV of 2021 grants	6012		41.56	6893	47.75	7415	53.96	–	56.83
WAFV of 2022 grants	8328		55.73	9167	61.21	9894	63.35	–	–

[1]	Weighted average fair value.

Alexion employee share award plan

At acquisition in 2021, Alexion employee share awards were converted into AstraZeneca restricted stock awards that continue to have, and shall be subject to, the same terms and conditions as applied in the corresponding Alexion awards immediately prior to completion. The fair value at the grant date was $57.54 and of the 15,220,000 ADR shares outstanding at 31 December 2021, 8,627,000 were exercised during 2022 and 980,000 were forfeited. During 2022, Alexion employees had the option to defer awards due to vest in July 2022 until February 2023 when they would also receive an additional vest equivalent to 15% of the shares deferred. As a result, 1,780,000 shares were deferred, resulting in an additional 267,000 ADR shares being issued under the Global Restricted Stock Plan, under original Alexion terms and conditions, with a grant date fair value of $65.62.

The weighted average fair value for awards granted under the AstraZeneca Performance Share Plan is primarily based on the market price at the point of grant adjusted for the market-based performance elements which are valued using a modified version of the Monte Carlo method. The fair values of all other plans are set using the market price at the point of award. These awards are settled in equity including dividends accumulated from the date of award to vesting.